Goodwill (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Changes in Carrying Amount of Goodwill

Goodwill allocated to reportable segments as of December 31, 2013 and 2012 and changes in the carrying amount of goodwill during the years ended December 31, 2013 and 2012 are as follows:

	Sense & Power and Automotive (SP&A)	Embedded Processing Solutions (EPS)	Others	Total
December 31, 2011	11	1,043	5	1,059
Business Combinations	1	—	—	1
Foreign currency translation	—	3	—	3
Impairment loss	—	(922)	—	(922)
December 31, 2012	12	124	5	141
Sale of business	—	—	(5)	(5)
Re-classification to AHFS	(10)	—	—	(10)
Foreign currency translation	—	2	—	2
Impairment loss	—	(38)	—	(38)
December 31, 2013	2	88	—	90